Segment Information - Segment Reporting Information (Details) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) segment	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)
Segment Reporting Information [Line Items]
Number of operating segments | segment			2
Revenue	$ 49.4	$ 71.7	$ 96.8	$ 165.0
Related party revenue	5.4	12.3	6.4	23.1
Intersegment revenue	0.0	0.0	0.0	0.0
Gain on disposal	0.8	12.8	0.7	13.1
Rig operating and maintenance expenses	(47.4)	(82.7)	(96.2)	(153.1)
Intersegment expenses	0.0	0.0	0.0	0.0
Depreciation of non-current assets	(26.4)	(27.5)	(54.8)	(59.9)
Impairment of non-current assets		(57.9)		(76.3)
General and administrative expenses	(7.8)	(19.9)	(19.5)	(29.9)
(Loss) / income from equity method investments	(5.7)	11.3	10.3	8.5
Operating loss including equity method investment	(31.7)	(79.9)	(56.3)	(109.5)
Total assets	3,142.2	3,249.1	3,142.2	3,249.1	$ 3,171.1
Operating segments | Dayrate
Segment Reporting Information [Line Items]
Revenue	49.4	71.7	96.8	165.0
Related party revenue	5.4	12.3	6.4	23.1
Gain on disposal	0.0	0.0	0.0	0.0
Rig operating and maintenance expenses	(83.3)	(122.6)	(161.7)	(224.0)
Depreciation of non-current assets	(26.1)	(27.0)	(54.0)	(58.9)
Impairment of non-current assets		(57.9)		(76.3)
General and administrative expenses	0.0	0.0	0.0	0.0
(Loss) / income from equity method investments	0.0	0.0	0.0	0.0
Operating loss including equity method investment	(11.5)	(76.3)	(36.8)	(93.1)
Total assets	3,346.3	3,382.6	3,346.3	3,382.6
Operating segments | IWS
Segment Reporting Information [Line Items]
Revenue	85.6	86.0	245.1	135.8
Related party revenue	0.0	0.0	0.0	0.0
Gain on disposal	0.0	0.0	0.0	0.0
Rig operating and maintenance expenses	(56.0)	(22.1)	(154.0)	(44.5)
Depreciation of non-current assets	0.0	0.0	0.0	0.0
Impairment of non-current assets		0.0		0.0
General and administrative expenses	0.0	0.0	0.0	0.0
(Loss) / income from equity method investments	0.0	0.0	0.0	0.0
Operating loss including equity method investment	(13.5)	16.7	15.4	13.3
Total assets	589.5	193.8	589.5	193.8
Intersegment eliminations
Segment Reporting Information [Line Items]
Intersegment revenue	(43.1)	(47.2)	(75.7)	(78.0)
Intersegment expenses	43.1	47.2	75.7	78.0
Intersegment eliminations | Dayrate
Segment Reporting Information [Line Items]
Intersegment revenue	43.1	47.2	75.7	78.0
Intersegment expenses	0.0	0.0	0.0	0.0
Intersegment eliminations | IWS
Segment Reporting Information [Line Items]
Intersegment revenue	0.0	0.0	0.0	0.0
Intersegment expenses	(43.1)	(47.2)	(75.7)	(78.0)
Segment reconciling items
Segment Reporting Information [Line Items]
Revenue	(85.6)	(86.0)	(245.1)	(135.8)
Related party revenue	0.0	0.0	0.0	0.0
Gain on disposal	0.8	12.8	0.7	13.1
Rig operating and maintenance expenses	91.9	62.0	219.5	115.4
Depreciation of non-current assets	(0.3)	(0.5)	(0.8)	(1.0)
Impairment of non-current assets		0.0		0.0
General and administrative expenses	(7.8)	(19.9)	(19.5)	(29.9)
(Loss) / income from equity method investments	(5.7)	11.3	10.3	8.5
Operating loss including equity method investment	(6.7)	(20.3)	(34.9)	(29.7)
Total assets	$ (793.6)	$ (327.3)	$ (793.6)	$ (327.3)